Earning per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2021
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars, except per unit numbers)	2021	2020	2021	2020
Net income	$17,359	$19,475	$43,836	$44,631
Adjustment for:
Preferred unitholders’ interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in net income	13,482	15,794	32,205	33,614
Less: Dividends paid or to be paid (1)	(334)	(15,052)	(15,747)	(45,143)
Under (over) distributed earnings	13,148	742	16,458	(11,529)
Under (over) distributed earnings attributable to:
Common units public	7,137	402	8,934	(6,246)
Common units Höegh LNG	6,011	340	7,524	(5,283)
	$13,148	$742	$16,458	$(11,529)
Basic weighted average units outstanding (in thousands)
Common units public	18,115	18,031	18,102	18,030
Common units Höegh LNG	15,257	15,257	15,257	15,257
Diluted weighted average units outstanding (in thousands)
Common units public	18,122	18,037	18,119	18,037
Common units Höegh LNG	15,257	15,257	15,257	15,257
Basic and diluted earnings per unit (2):
Common unit public	$0.40	$0.46	$0.95	$0.97
Common unit Höegh LNG (3)	$0.40	$0.49	$0.98	$1.05
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, the Partnership granted 8,100 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, the Partnership granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the former CEO/CFO of the Partnership in August 2020, a total of 15,378 of the unvested phantom units terminated.
(3)	Includes total amounts attributable to incentive distributions rights of $0 and $800 for the three and nine months ended September 30, 2021, respectively. For the three and nine months ended September 30, 2021, the full amount was attributable to common units owned by Höegh LNG. For the three and nine months ended September 30, 2020, respectively, $400 and $1,198 were attributed to common units owned by Höegh LNG.